ULTIMUS
                           YOUR FUND MATTERS


February 1, 2001


Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C.  20549

Re:	Malachi Millennium Income Trust
	File No. 33-85196

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned certifies that (i) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph
(c) of Rule 497 would not have differed from that contained in the most recent amendment to Malachi Millennium Income Trust's registration statement on Form N-1A and (ii) the text of the most recent amendment has been filed electronically.

Very truly yours,


/s/ John F. Splain

John F. Splain
Managing Director


Ultimus Fund Solutions, LLC 135 Merchant St., Suite 230 Phone: 513 587 3400
www.ultimusfundsolutions.com Cincinnati, Ohio 45246     Fax: 513 587 3450